Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Software	$ 28,093	$ 28,500
Customized technology for water transportation equipment	785,223
Subtotal	813,316	28,500
Less: accumulated amortization	(31,818)	(9,501)
Intangible assets, net	$ 781,498	$ 18,999